INVENTORIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 oz
Current
Doré bars	$ 17,612	$ 61,026
Ore stockpiles and gold in circuit	75,872	52,706
Material and supplies	46,652	51,127
Total current inventories	140,136	164,859
Non-current
Ore stockpiles	70,056	42,418
Total non-current inventories	70,056	42,418
Inventory delivered (in ounces) | oz			48,939
Advance to future dividends, gold (in ounces) | oz			8,154
Cost of inventories recognised as expense during period	$ 624,200	$ 439,500